Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	15,379,042	11,781,963
Ordinary shares, shares outstanding	15,379,042	11,781,963